LEASES (Details Narrative) - HKD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payments for rent				$ 112,100	$ 82,670	$ 258,476
Freight App Inc [Member]
Payments for rent				$ 110,000	67,000
Operating lease, term of contract	12 months	12 months	12 months
Lease expiration date	Oct. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Minimum [Member] | Freight App Inc [Member]
Payments for rent					800
Maximum [Member] | Freight App Inc [Member]
Payments for rent					$ 2,000